Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Rent billed	$ 92,785	$ 81,865	$ 74,146
Straight-line rent	2,074	8,221	3,742
Interest and fee income	26,988	28,723	29,182
Total revenues	121,847	118,809	107,070
Expenses
Real estate depreciation and amortization	24,486	22,628	22,385
Loan impairment charge	12,000
Property-related	4,407	3,802	4,242
General and administrative	28,535	21,096	19,515
Total operating expense	69,428	47,526	46,142
Operating income	52,419	71,283	60,928
Other income (expense)
Interest and other income	1,518	43	86
Debt refinancing costs	(6,716)
Interest expense	(33,993)	(37,656)	(42,424)
Net other expenses	(39,191)	(37,613)	(42,338)
Income from continuing operations	13,228	33,670	18,590
Income from discontinued operations	9,784	2,697	14,143
Net income	23,012	36,367	32,733
Net income attributable to non-controlling interests	(99)	(37)	(33)
Net income attributable to MPT common stockholders/Operating Partnership partners	22,913	36,330	32,700
Earnings per share/unit - basic
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - basic	100,706	78,117	62,027
Earnings per share/unit - diluted
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders - diluted per share	$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - diluted	100,708	78,117	62,035
MPT Operating Partnership, L.P. [Member]
Revenues
Rent billed	92,785	81,865	74,146
Straight-line rent	2,074	8,221	3,742
Interest and fee income	26,988	28,723	29,182
Total revenues	121,847	118,809	107,070
Expenses
Real estate depreciation and amortization	24,486	22,628	22,385
Loan impairment charge	12,000
Property-related	4,407	3,802	4,242
General and administrative	28,460	21,033	19,515
Total operating expense	69,353	47,463	46,142
Operating income	52,494	71,346	60,928
Other income (expense)
Interest and other income	1,518	43	86
Debt refinancing costs	(6,716)
Interest expense	(33,993)	(37,656)	(42,424)
Net other expenses	(39,191)	(37,613)	(42,338)
Income from continuing operations	13,303	33,733	18,590
Income from discontinued operations	9,784	2,697	14,143
Net income	23,087	36,430	32,733
Net income attributable to non-controlling interests	(99)	(37)	(33)
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 22,988	$ 36,393	$ 32,700
Earnings per share/unit - basic
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - basic	100,706	78,117	62,027
Earnings per share/unit - diluted
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders - diluted per share	$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - diluted	100,708	78,117	62,035